INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022
Deferred Tax Assets
Employee benefits	$ 45,661	$ 37,893
Lease liability	27,918	28,746
Net operating loss carryforwards	7,881	6,891
Foreign subsidiary capital loss carryforward	935	500
Other tax credits	31	102
Inventory	2,397	3,732
Reserves on receivables	2,203	3,273
Accrued expenses	3,373	6,791
Capitalized research and development costs	28,021	11,080
Gross deferred income tax assets	118,420	99,008
Valuation allowance	(6,014)	(4,618)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent, Total	112,406	94,390
Deferred Tax Liabilities
Depreciation	(82,617)	(69,711)
Intangibles	(43,455)	(43,643)
Right of use assets	(26,870)	(27,849)
Other, net	(484)	(702)
Deferred income tax liabilities	(153,426)	(141,905)
Net deferred income tax liability	$ (41,020)	$ (47,515)